Form N-1A Cover	Jan. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Valkyrie ETF Trust II
Entity Central Index Key	0001877493
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2026
Prospectus Date	Jan. 27, 2026